Shareholder Fees	Feb. 28, 2026 USD ($)
The Ambassador Fund | Class S Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee	$ (20)
Exchange Fee	25
Shareholder Fee, Other	$ 15
The Ambassador Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee	$ (20)
Exchange Fee	25
Shareholder Fee, Other	15
The Diplomat Fund | The Diplomat Fund Shares
Prospectus [Line Items]
Wire fee	20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15